Other Financial Assets	12 Months Ended
Dec. 31, 2025
Other Financial Assets [Abstract]
Other Financial Assets
13.	Other Financial Assets

(1)	Other financial assets as of December 31, 2024 and 2025 are as follows:

		2024		2025
		Current	Non-current	Current	Non-current
		In millions of won
Loans	￦	115,161	901,953	101,773	992,012
Less: Allowance for doubtful accounts		(5,156)	(66,838)	(5,191)	(66,807)
Less: Present value discount		(1,084)	(35,888)	(984)	(34,275)

		108,921	799,227	95,598	890,930

Long-term / short-term financial instruments		1,147,929	812,211	1,997,644	884,487

	￦	1,256,850	1,611,438	2,093,242	1,775,417

(2)	Loans as of December 31, 2024 and 2025 are as follows:

		2024
		Face value	Allowance for doubtful accounts	Present value discount	Carrying value
		In millions of won
Short-term loans
Loans for tuition	￦	34,484	(5,156)	(1,084)	28,244
Loans for housing		43,171	—	—	43,171
Other loans		37,506	—	—	37,506

		115,161	(5,156)	(1,084)	108,921

Long-term loans
Loans for tuition		364,685	(4,888)	(35,888)	323,909
Loans for housing		266,208	—	—	266,208
Loans for related parties		260,227	(61,950)	—	198,277
Other loans		10,833	—	—	10,833

		901,953	(66,838)	(35,888)	799,227

	￦	1,017,114	(71,994)	(36,972)	908,148

		2025
		Face value	Allowance for doubtful accounts	Present value discount	Carrying value
		In millions of won
Short-term loans
Loans for tuition	￦	34,290	(5,155)	(984)	28,151
Loans for housing		40,515	—	—	40,515
Other loans		26,968	(36)	—	26,932

		101,773	(5,191)	(984)	95,598

Long-term loans
Loans for tuition		326,941	(983)	(34,275)	291,683
Loans for housing		243,651	—	—	243,651
Loans for related parties		359,519	(24,218)	—	335,301
Other loans		61,901	(41,606)	—	20,295

		992,012	(66,807)	(34,275)	890,930

	￦	1,093,785	(71,998)	(35,259)	986,528

(3)	Changes in the allowance for doubtful accounts of loans for the years ended December 31, 2023, 2024 and 2025 are as follows:

		2023	2024	2025
		In millions of won
Beginning balance	￦	54,837	80,793	71,994
Bad debt expense (Reversal of bad debt allowance)		16,394	3,727	(3,455)
Write-off		—	(12,526)	(447)
Others		9,562	—	3,906

Ending balance	￦	80,793	71,994	71,998

(4)	Long-term and short-term financial instruments as of December 31, 2024 and 2025 are as follows:

		2024		2025
		Current	Non-current	Current	Non-current
		In millions of won
Time deposits	￦	823,806	135,995	1,602,572	155,487
CD		40,000	—	40,000	—
Others		284,123	676,216	355,072	729,000

	￦	1,147,929	812,211	1,997,644	884,487